Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Presentation [Abstract]
Summary of Subsidiaries
Subsidiaries	Jurisdiction of incorporation	Percentage ownership
Sprout Technologies Inc.	Alberta, Canada	100%
KamCan Products Inc.	British Columbia, Canada	100%
2011296 Alberta Inc.	Alberta, Canada	100%
Sundial Deutschland GmbH	Germany	100%
Sundial Portugal, Unipessoal LDA	Portugal	100%
Pathway Rx Inc.	Alberta, Canada	50%
2082033 Alberta Ltd.	Alberta, Canada	100%
SGI Managing Partner Inc.	Alberta, Canada	100%
SGI Partnership	Alberta, Canada	99.99%
Sundial UK Limited	England and Wales	100%
Project Seed Topco	England and Wales	100%
Project Seed Bidco	England and Wales	100%
Bridge Farm Nurseries Limited	England and Wales	100%
Neame Lea Nursery Limited	England and Wales	100%
Neame Lea Marketing Limited	England and Wales	100%
Neame Lea Fresh Limited	England and Wales	100%
Zyon UK Flowers and Plants Limited	England and Wales	100%